Offerings	Nov. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	95,944,445
Proposed Maximum Offering Price per Unit	3.08
Maximum Aggregate Offering Price	$ 295,508,890.60
Fee Rate	0.0087%
Amount of Registration Fee	$ 25,709.27
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is also registering hereunder an indeterminate number of additional ordinary shares, no par value (the "Ordinary Shares"), that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions. Share numbers give effect to the 1-for-18 reverse stock split of the Ordinary Shares effected on November 2, 2026 (the "Reverse Stock Split").

Consists of an aggregate of 95,944,445 additional newly registered shares, consisting of (i) up to 94,444,445 Ordinary Shares that may be issued and sold to Hudson Global Ventures, LLC from time to time pursuant to the Equity Purchase Agreement dated September 23, 2026 between the Company and Hudson (the “EPA”), (ii) up to 750,000 Ordinary Shares issuable upon conversion of the secured convertible promissory note issued to Dune Equity Holdings LLC, and (iii) up to 750,000 Ordinary Shares issuable upon conversion of the secured convertible promissory note issued to FirstFire Global Opportunities Fund LLC.

Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high ($0.1798) and low ($0.1624) sale prices of the Ordinary Shares on the Nasdaq Capital Market on October 30, 2026, a date within five business days prior to the date of filing of this Registration Statement, as amended, or $0.1711, as adjusted to give effect to the Reverse Stock Split ($0.1711 multiplied by 18, or $3.08).

Consists of an aggregate of 6,198,541 of the Registrant’s Ordinary Shares, consisting of (i) up to 5,555,556 Ordinary Shares (the “ELOC Purchase Shares”) that may be issued and sold to Hudson Global Ventures, LLC (“Hudson”) from time to time pursuant to the Equity Purchase Agreement dated September 23, 2026 between the Company and Hudson (the “EPA”), (ii) up to 65,104 Ordinary Shares (the “ELOC Warrant Shares”) issuable upon exercise of warrants issued to Hudson in connection with the execution of the EPA, (iii) up to 143,970 Ordinary Shares (the “Dune Conversion Shares”) issuable upon conversion of the secured convertible promissory note issued to Dune Equity Holdings LLC (“Dune”), (iv) up to 143,970 Ordinary Shares (the “FirstFire Conversion Shares”) issuable upon conversion of the secured convertible promissory note issued to FirstFire Global Opportunities Fund LLC (“FirstFire”), (v) up to 192,920 Ordinary Shares (the “Dune Warrant Shares”) issuable upon exercise of warrants issued to Dune, (vi) up to 95,020 Ordinary Shares (the “FirstFire Warrant Shares”) issuable upon exercise of warrants issued to FirstFire, (vii) 1,000 Ordinary Shares (the “Dune Commitment Shares”) issued to Dune as a commitment fee, and (viii) 1,000 Ordinary Shares (the “FirstFire Commitment Shares”) issued to FirstFire as a commitment fee. All 6,198,541 Ordinary Shares are to be offered for resale by the Selling Shareholders named in the prospectus contained in this Registration Statement on Form F-1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high ($30.96) and low ($28.80) sale prices of the Registrant’s Ordinary Shares on the Nasdaq Capital Market on September 28, 2026. All share numbers and prices have been adjusted to account for the 1:18 reverse stock split that occurred on November 2, 2026.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares, no par value
Amount Registered | shares	6,198,541
Proposed Maximum Offering Price per Unit	29.88
Maximum Aggregate Offering Price	$ 185,212,405.08
Amount of Registration Fee	$ 25,577.83
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant is also registering hereunder an indeterminate number of additional ordinary shares, no par value (the "Ordinary Shares"), that shall be issuable pursuant to Rule 416 to prevent dilution resulting from stock splits, stock dividends or similar transactions. Share numbers give effect to the 1-for-18 reverse stock split of the Ordinary Shares effected on November 2, 2026 (the "Reverse Stock Split").

Consists of an aggregate of 6,198,541 of the Registrant’s Ordinary Shares, consisting of (i) up to 5,555,556 Ordinary Shares (the “ELOC Purchase Shares”) that may be issued and sold to Hudson Global Ventures, LLC (“Hudson”) from time to time pursuant to the Equity Purchase Agreement dated September 23, 2026 between the Company and Hudson (the “EPA”), (ii) up to 65,104 Ordinary Shares (the “ELOC Warrant Shares”) issuable upon exercise of warrants issued to Hudson in connection with the execution of the EPA, (iii) up to 143,970 Ordinary Shares (the “Dune Conversion Shares”) issuable upon conversion of the secured convertible promissory note issued to Dune Equity Holdings LLC (“Dune”), (iv) up to 143,970 Ordinary Shares (the “FirstFire Conversion Shares”) issuable upon conversion of the secured convertible promissory note issued to FirstFire Global Opportunities Fund LLC (“FirstFire”), (v) up to 192,920 Ordinary Shares (the “Dune Warrant Shares”) issuable upon exercise of warrants issued to Dune, (vi) up to 95,020 Ordinary Shares (the “FirstFire Warrant Shares”) issuable upon exercise of warrants issued to FirstFire, (vii) 1,000 Ordinary Shares (the “Dune Commitment Shares”) issued to Dune as a commitment fee, and (viii) 1,000 Ordinary Shares (the “FirstFire Commitment Shares”) issued to FirstFire as a commitment fee. All 6,198,541 Ordinary Shares are to be offered for resale by the Selling Shareholders named in the prospectus contained in this Registration Statement on Form F-1. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act and based upon the average of the high ($30.96) and low ($28.80) sale prices of the Registrant’s Ordinary Shares on the Nasdaq Capital Market on September 28, 2026. All share numbers and prices have been adjusted to account for the 1:18 reverse stock split that occurred on November 2, 2026.